Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2018
Compensation and Retirement Disclosure [Abstract]
Schedule of stock option activity

			Weighted
		Weighted	Average
		Average	Remaining	Aggregated
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life (Years)	Value
Outstanding at January 1, 2018	1,853,391	$3.2	2.99	$0.02
Granted	-	-
Exercised	(136,961)	2.34
Expired	(9,999)	1.58
Forfeited	-	-
Outstanding at December 31, 2018	1,706,431	$3.28	4.08	$-
Vested and expected to be vested as of December 31, 2018	1,706,431	$3.28	4.08	$-
Options exercisable at December 31, 2018 (vested)	1,653,097	$3.33	3.94	$-

Schedule of assumptions used to estimate the fair values of the share options
December 31,
2017
Expected term	5.4 ~5.9 years
Expected volatility	55% ~ 85%
Expected dividend yield	0%
Risk free interest rate	2.04% ~2.29%

Schedule of warrants outstanding and exercisable
	2018	2017
	Number of	Number of
	Warrants	Warrants
	Outstanding and	Outstanding and	Exercise	Expiration
Warrants Outstanding	Exercisable	Exercisable	Price	Date

2014 Broker Warrants (Series E Financing)	60,000	703,714	$1.75	01/31/19
2016 Warrants to SSS	-	1,818,182	$2.75	03/28/18
	60,000	2,521,896

Schedule of summary of restricted shares

		Weighted-average
	Shares	fair value
Non-vested restricted shares outstanding at January 1, 2018	109,586	$1.92
Granted	1,342,743	2.58
Forfeited	(100,000)	2.27
Vested	(1,264,743)	2.56
Non-vested restricted shares outstanding at December 31, 2018	87,586	$2.46